Feb. 28, 2025
Capital Group Municipal Income ETF | Capital Group Municipal Income ETF
Investment objective
The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.27%
Other expenses	0.00
Total annual fund operating expenses	0.27

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$28	$87	$152	$343

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal income taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

The fund invests primarily in bonds and other debt instruments. The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will invest up to 30% of its assets in securities that may subject you to federal alternative minimum tax. The fund invests at least 65% in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” The fund may invest in debt securities of any maturity or duration.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns

Highest/Lowest quarterly results during this period were: Highest 6.41% (quarter ended December 31, 2023) Lowest -2.31% (quarter ended September 30, 2023)
Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date — 10/25/22)	2.80%	6.68%
− After taxes on distributions	2.80	6.68
− After taxes on distributions and sale of fund shares	2.98	5.91

Indexes*	1 year	Lifetime (since fund’s inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.05%	5.66%
85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index / Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.55	5.06

* Effective July 24, 2024, the fund’s primary benchmark changed from the 85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index / Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.